Segment Reporting (Details) € in Thousands	6 Months Ended
	Jun. 30, 2026 EUR (€) segment	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)
Segment Reporting [Line Items]
Revenues	€ 7,352	€ 14,614	€ 79,263
Customers One [Member]
Segment Reporting [Line Items]
Revenues	1,102	6,615
Customer Two [Member]
Segment Reporting [Line Items]
Revenues	€ 914	€ 1,312
Operating segment [Member]
Segment Reporting [Line Items]
Operating segments (in segment) | segment	2